GOODWILL AND OTHER INTANGIBLE ASSETS - Goodwill (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Goodwill
Goodwill	¥ 2,100,446	¥ 2,010,554	¥ 2,038,710
Goodwill
Goodwill, beginning balance	2,010,554	2,038,710
Acquisition			127,449
Translation adjustments and other	89,892	(28,156)	(220,876)
Goodwill, ending balance	2,100,446	2,010,554	2,038,710
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Goodwill
Goodwill	2,100,446	2,010,554	2,038,710
Goodwill
Goodwill, beginning balance	2,010,554	2,038,710	2,132,137
Acquisition			127,449
Translation adjustments and other	89,892	(28,156)	(220,876)
Goodwill, ending balance	¥ 2,100,446	¥ 2,010,554	¥ 2,038,710